CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT)/EQUITY - USD ($) $ in Thousands	Class A Ordinary Shares Ordinary shares	Class A Ordinary Shares	Class B Ordinary Shares Ordinary shares	Class B Ordinary Shares	Statutory Reserve	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit	Parent company Cumulative Effect, Period of Adoption, Adjustment	Parent company	Non-controlling Interest	Cumulative Effect, Period of Adoption, Adjustment	Total
Balance at beginning of year at Dec. 31, 2022	$ 31		$ 7		$ 4,651	$ 298,061	$ (1,307)		$ (359,156)		$ (57,713)	$ 21,882		$ (35,831)
Balance at beginning of year (in shares) at Dec. 31, 2022	249,232,020		50,939,520
Changes in equity
Issuance of Class A Ordinary Shares	$ 32					3,968					4,000			4,000
Issuance of Class A Ordinary Shares (in shares)	254,450,000
Exercise of options (in shares)	65,660
Share-based awards to employee of the Group						(2)					(2)			(2)
Net loss									(11,053)		(11,053)	(352)		(11,405)
Appropriation to statutory reserve					53				(53)
Disposal of SCHL Group					(3,269)		5,915		3,269		5,915	(19,716)		(13,801)
Prior year adjustment						1,505			(1,115)		390			390
Foreign currency translation adjustments, net of nil tax							3,051				3,051			3,051
Balance at end of year at Dec. 31, 2023	$ 63		$ 7		1,435	303,532	7,659	$ (36)	(368,144)	$ (36)	(55,448)	1,814	$ (36)	(53,634)
Balance at end of year (in shares) at Dec. 31, 2023	503,747,680		50,939,520
Changes in equity
Net loss									(2,148)		(2,148)	94		(2,054)
Appropriation to statutory reserve					39				(39)
Foreign currency translation adjustments, net of nil tax							1,557				1,557			1,557
Balance at end of year at Dec. 31, 2024	$ 63		$ 7		1,474	303,532	9,216		(370,331)		(56,039)	1,908		(54,131)
Balance at end of year (in shares) at Dec. 31, 2024	503,747,680	507,239,098	50,939,520	50,939,520
Changes in equity
Exercise of options						8					8			8
Exercise of options (in shares)	7,500
Share-based awards to employee of the Group						14					14			14
Issuance of Class A ordinary shares for business acquisition	$ 10					2,310					2,320	4,851		7,171
Issuance of Class A ordinary shares for business acquisition (in shares)	83,726,789
Conversion from Class B ordinary shares to Class A ordinary shares	$ 1		$ (1)
Conversion from Class B ordinary shares to Class A ordinary shares (in shares)	8,500,000		(8,500,000)
Disposal of discontinued operations					$ (1,474)	66,091	(8,231)		1,474		57,860	(1,944)		55,916
Net loss									(1,324)		(1,324)	(217)		(1,541)
Foreign currency translation adjustments, net of nil tax							(1,349)				(1,349)	(9)		(1,358)
Balance at end of year at Dec. 31, 2025	$ 74		$ 6			$ 371,955	$ (364)		$ (370,181)		$ 1,490	$ 4,589		$ 6,079
Balance at end of year (in shares) at Dec. 31, 2025	595,981,969	599,465,862	42,439,520	42,439,520